Property and Equipment (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 455,422
Ending Balance	297,164	$ 455,422
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	754,045	528,805
Additions		225,240
Ending Balance	754,045	754,045
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	683,758	499,323
Additions		184,435
Ending Balance	683,758	683,758
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	70,287	29,482
Additions		40,805
Ending Balance	70,287	70,287
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	298,623	120,442
Charge for the year	158,258	178,181
Ending Balance	456,881	298,623
Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	257,976	116,020
Charge for the year	141,958	141,956
Ending Balance	399,934	257,976
Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	40,647	4,422
Charge for the year	16,300	36,225
Ending Balance	56,947	40,647
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	455,422
Ending Balance	297,164	455,422
Net Book Value [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	425,782
Ending Balance	283,824	425,782
Net Book Value [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,640
Ending Balance	$ 13,340	$ 29,640